ASSETS HELD AND USED (Details) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2009 CNY	Apr. 30, 2013 21st School Subsequent Event CNY	Dec. 31, 2012 21st School CNY	Dec. 31, 2011 21st School CNY	Dec. 31, 2010 21st School CNY
Impaired Long-Lived Assets Held and Used [Line Items]
Consideration for the disposal							60,000
Impairment loss of intangible assets		198,784	0	0				15,928
Impairment loss of goodwill		478,710	25,336					34,122	(25,336)
Cash and cash equivalents	30,211	188,216	402,502	708,783	64,606	361,691		10,095	81,607
Prepaid expenses and other current assets	53,224	331,591	557,451					56	5,757
Deferred tax assets								2,086
Other non-current assets	38,315	238,707	319,611						627
Property and equipment, net	84,663	527,457	492,393					214,436	123,500
Intangible assets, net	46,991	292,758	498,715					24,652	40,580
Land use rights, net	20,668	128,766	132,144					126,697	130,031
Goodwill	108,293	674,676	1,084,151	769,862				50,284	84,406
Total assets	510,483	3,180,358	4,720,627					428,306	466,508
Accounts payable-trade	8,425	52,487	23,356					6,473
Accrued expenses and other current liabilities	68,640	427,635	449,273					27,274	86,966
Deferred revenue	80,610	502,207	395,778					12,104	19,020
Income taxes payable	32,739	203,968	116,901					6,965	2,377
Deferred tax liabilities,non-current	21,162	131,844	145,227					35,341	41,141
Total liabilities	288,343	1,796,403	1,954,164					88,157	149,504
Revenues	215,689	1,343,763	1,572,371	1,114,655				82,283	75,502	65,096
Impairment loss (note(i))	137,509	856,696	25,336					(50,050)	(25,336)
Income/(loss) before income taxes	(276,896)	(1,725,101)	176,604	205,131				(55,846)	(21,735)	5,146
Income tax benefit/ (expense)	(9,433)	(58,768)	38,841	37,850				6,140	(1,602)	645
Net income/(loss)								(49,706)	(23,337)	5,791